Cover	Mar. 20, 2024
Document Type	8-K
Amendment Flag	false
Document Period End Date	Mar. 20, 2024
Entity File Number	001-40820
Entity Registrant Name	HHG CAPITAL CORPORATION
Entity Central Index Key	0001822886
Entity Address, Address Line One	1 Commonwealth Lane
Entity Address, Address Line Two	#03-20
Entity Address, City or Town	British Virgin Islands
Entity Address, Country	SG
Entity Address, Postal Zip Code	149544
City Area Code	+65
Local Phone Number	6659 1335
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units
Title of 12(b) Security	Units
Trading Symbol	HHGCU
Security Exchange Name	NASDAQ
Ordinary Shares
Title of 12(b) Security	Ordinary Shares
Trading Symbol	HHGC
Security Exchange Name	NASDAQ
Warrants
Title of 12(b) Security	Warrants
Trading Symbol	HHGCW
Security Exchange Name	NASDAQ
Rights [Member]
Title of 12(b) Security	Rights
Trading Symbol	HHGCR
Security Exchange Name	NASDAQ